Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021
Working Capital	$ 5,400,000
Accumulated other comprehensive income	(1,456)	$ 361,655
Gain from short term investments	84,634	387,910	$ 165,713
Escrow	52,187,762			$ 600,000
Escrow account related to convertible notes and issuance of common shares amount	52,187,762	4,800,000
Continuing Operations [Member]
Employee benefits	13,016	$ 0	$ 0
Infobird Anhui [Member]
Minority shareholders ownership interests		0.05%
Infobird Guiyang [Member]
Minority shareholders ownership interests		9.82%
Shanghai Qishuo [Member]
Minority shareholders ownership interests		49.00%
Escrow [Member]
Escrow	0	$ 96,932
Escrow account related to convertible notes and issuance of common shares amount	52,187,762	4,800,000
Accumulated Other Comprehensive Income Loss [Member]
Accumulated other comprehensive income	$ 1,456	$ 361,655